Transactions with Related Parties, Summary (Details) - USD ($)	2 Months Ended	4 Months Ended	6 Months Ended
	Mar. 07, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Transactions with Related Parties [Abstract]
Management fees			$ 1,657,500	$ 1,384,650
Administration fees			1,102,777	186,335
Assets [Abstract]
Due from related parties, current		$ 4,848,344	4,848,344		$ 558,327
Due from related parties, non-current		1,126,542	1,126,542		1,708,474
Related Party [Member]
Transactions with Related Parties [Abstract]
Sale & purchase commission			1,083,150	0
Assets [Abstract]
Due from related parties, non-current		1,126,542	1,126,542
Liabilities [Abstract]
Due to related parties, current		327,046	327,046		0
Related Party [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions			715,183	530,089
Related Party [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Administration fees				186,335
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees			0	977,400
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees		985,333	1,657,500	407,250
Assets [Abstract]
Due from related parties, current		5,175,390	5,175,390		558,327
Due from related parties, non-current		$ 1,126,542	1,126,542		$ 1,708,474
Related Party [Member] | Castor Ships [Member] | Vessels, Net [Member]
Transactions with Related Parties [Abstract]
Sale & purchase commission			368,150	0
Related Party [Member] | Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions			715,183	530,089
Related Party [Member] | Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Administration fees	$ 144,445		1,102,777	186,335
Related Party [Member] | Castor Ships [Member] | Gain on Sale of Vessels [Member]
Transactions with Related Parties [Abstract]
Sale & purchase commission			$ 715,000	$ 0